Bank Loans (Details)	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Oct. 24, 2022 USD ($)	Oct. 24, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 USD ($)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 CNY (¥)	Jan. 24, 2022 USD ($)	Jan. 24, 2022 CNY (¥)
Bank Loans [Abstract]
Short term loan maturing term	1 year
Loan agreement fixed rate			$ 1,237,696	¥ 8,500,000	$ 713,496	¥ 4,900,000	$ 218,417	¥ 1,500,000			$ 261,475	¥ 1,860,000	$ 843,467	¥ 6,000,000	$ 365,502	¥ 2,600,000	$ 688,832	¥ 4,900,000
Fixed rate			7.50%	7.50%	4.56%	4.56%	3.90%	3.90%			8.10%	8.10%	5.45%	5.45%	8.10%	8.10%	4.56%	4.56%
Repaid cost									$ 64,666	¥ 460,000
Interest Expense, Debt	$ 92,445	$ 75,899
Bank Loans [Member]
Bank Loans [Abstract]
Weighted average interest rate	6.20%	4.50%